Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Scottsdale Funds
Entity Central Index Key	0001021882
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000203194 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total World Bond ETF
Class Name	ETF Shares
Trading Symbol	BNDW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total World Bond ETF (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Total World Bond ETF performed roughly in line with its expense-free benchmark index.
  Global economic growth appeared relatively stable, in the low 3% range, during the 12 months, and U.S. recession fears faded. Central banks in emerging economies and Europe lowered their interest rate targets, but the Federal Reserve held rates steady. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%, and the Bloomberg Global Aggregate Index ex USD of bonds returned 6.44%.
  Bonds from the United States, which accounted for more than half of the Fund’s assets at the end of the period, returned a little less than the index as a whole. Among the outperformers were South Korea, Canada, and Italy.
  Corporate bonds returned more than government bonds and mortgage-backed securities. Intermediate-term bonds and those on the bottom rung of the investment-grade ladder performed well.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 4, 2018, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/4/2018)
ETF Shares Net Asset Value	7.17%	-0.26%	1.54%
ETF Shares Market Price	7.21%	-0.27%	1.54%
Bloomberg Global Aggregate Float Adjusted Composite Index	7.31%	-0.21%	1.61%
Bloomberg Global Aggregate Float Adjusted Index	7.34%	-0.96%	0.52%

Performance Inception Date	Sep. 04, 2018
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 804,000,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$804
Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Vanguard Total Bond Market ETF	51.3%
Vanguard Total International Bond ETF	48.7%
Other Assets and Liabilities—Net	0.0%

C000080843 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Treasury Index Fund
Class Name	ETF Shares
Trading Symbol	VGSH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Treasury Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%.
  Yields of U.S. Treasuries fell across the maturity spectrum, with more movement at the shorter end of the yield curve. The broad U.S. investment-grade bond market returned 7.30%, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index.
  The highest total returns for Treasuries tended to be in the intermediate-term maturities. In general, Treasuries returned less than mortgage-backed securities and corporate bonds.
  Over the last 10 years, the Fund performed roughly in line with its benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	5.88%	1.26%	1.27%
ETF Shares Market Price	5.79%	1.26%	1.27%
Spliced Bloomberg U.S. Treasury 1–3 Year Index	5.90%	1.30%	1.32%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 24,903,000,000
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 501,000
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$24,903
Number of Portfolio Holdings	98
Portfolio Turnover Rate	89%
Total Investment Advisory Fees (in thousands)	$501

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
1 - 2 Years	55.8%
2 - 3 Years	43.3%
Other Assets and Liabilities—Net	0.9%

C000080841 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Treasury Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VSBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Treasury Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%.
  Yields of U.S. Treasuries fell across the maturity spectrum, with more movement at the shorter end of the yield curve. The broad U.S. investment-grade bond market returned 7.30%, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index.
  The highest total returns for Treasuries tended to be in the intermediate-term maturities. In general, Treasuries returned less than mortgage-backed securities and corporate bonds.
  Over the last 10 years, the Fund performed roughly in line with its benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	5.81%	1.23%	1.25%
Spliced Bloomberg U.S. Treasury 1–3 Year Index	5.90%	1.30%	1.32%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 24,903,000,000
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 501,000
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$24,903
Number of Portfolio Holdings	98
Portfolio Turnover Rate	89%
Total Investment Advisory Fees (in thousands)	$501

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
1 - 2 Years	55.8%
2 - 3 Years	43.3%
Other Assets and Liabilities—Net	0.9%

C000080842 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Treasury Index Fund
Class Name	Institutional Shares
Trading Symbol	VSBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Treasury Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%.
  Yields of U.S. Treasuries fell across the maturity spectrum, with more movement at the shorter end of the yield curve. The broad U.S. investment-grade bond market returned 7.30%, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index.
  The highest total returns for Treasuries tended to be in the intermediate-term maturities. In general, Treasuries returned less than mortgage-backed securities and corporate bonds.
  Over the last 10 years, the Fund performed roughly in line with its benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	5.87%	1.25%	1.28%
Spliced Bloomberg U.S. Treasury 1–3 Year Index	5.90%	1.30%	1.32%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 24,903,000,000
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 501,000
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$24,903
Number of Portfolio Holdings	98
Portfolio Turnover Rate	89%
Total Investment Advisory Fees (in thousands)	$501

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
1 - 2 Years	55.8%
2 - 3 Years	43.3%
Other Assets and Liabilities—Net	0.9%

C000080846 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Treasury Index Fund
Class Name	ETF Shares
Trading Symbol	VGIT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%.
  Yields of U.S. Treasuries fell across the maturity spectrum, with more movement at the shorter end of the yield curve. The broad U.S. investment-grade bond market returned 7.30%, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index.
  The highest total returns for Treasuries tended to be in the intermediate-term maturities. In general, Treasuries returned less than mortgage-backed securities and corporate bonds.
  Over the last 10 years, the Fund performed roughly in line with its benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	6.49%	-0.05%	1.37%
ETF Shares Market Price	6.39%	-0.05%	1.36%
Spliced Bloomberg U.S.Treasury 3–10 Year Index	6.51%	-0.01%	1.43%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 37,311,000,000
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 609,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$37,311
Number of Portfolio Holdings	109
Portfolio Turnover Rate	52%
Total Investment Advisory Fees (in thousands)	$609

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
2 - 4 Years	24.5%
4 - 6 Years	38.8%
6 - 8 Years	21.5%
8 - 10 Years	14.2%
Other Assets and Liabilities—Net	1.0%

C000080844 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Treasury Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VSIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%.
  Yields of U.S. Treasuries fell across the maturity spectrum, with more movement at the shorter end of the yield curve. The broad U.S. investment-grade bond market returned 7.30%, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index.
  The highest total returns for Treasuries tended to be in the intermediate-term maturities. In general, Treasuries returned less than mortgage-backed securities and corporate bonds.
  Over the last 10 years, the Fund performed roughly in line with its benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	6.43%	-0.08%	1.35%
Spliced Bloomberg U.S.Treasury 3–10 Year Index	6.51%	-0.01%	1.43%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 37,311,000,000
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 609,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$37,311
Number of Portfolio Holdings	109
Portfolio Turnover Rate	52%
Total Investment Advisory Fees (in thousands)	$609

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
2 - 4 Years	24.5%
4 - 6 Years	38.8%
6 - 8 Years	21.5%
8 - 10 Years	14.2%
Other Assets and Liabilities—Net	1.0%

C000080845 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Treasury Index Fund
Class Name	Institutional Shares
Trading Symbol	VIIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%.
  Yields of U.S. Treasuries fell across the maturity spectrum, with more movement at the shorter end of the yield curve. The broad U.S. investment-grade bond market returned 7.30%, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index.
  The highest total returns for Treasuries tended to be in the intermediate-term maturities. In general, Treasuries returned less than mortgage-backed securities and corporate bonds.
  Over the last 10 years, the Fund performed roughly in line with its benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	6.51%	-0.06%	1.38%
Spliced Bloomberg U.S.Treasury 3–10 Year Index	6.51%	-0.01%	1.43%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 37,311,000,000
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 609,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$37,311
Number of Portfolio Holdings	109
Portfolio Turnover Rate	52%
Total Investment Advisory Fees (in thousands)	$609

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
2 - 4 Years	24.5%
4 - 6 Years	38.8%
6 - 8 Years	21.5%
8 - 10 Years	14.2%
Other Assets and Liabilities—Net	1.0%

C000080855 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Corporate Bond Index Fund
Class Name	ETF Shares
Trading Symbol	VCIT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Intermediate-Term Corporate Bond Index Fund performed roughly in line with the Bloomberg U.S. 5–10 Year Corporate Bond Index, its primary, expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Broadly, corporate bonds in the middle of the maturity range outpaced their shorter- and longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions outperformed those of utilities and industrial companies. By credit quality, lower-rated bonds did the best. And bonds with maturities between 7 and 10 years returned more than bonds with maturities between 5 and 7 years.
  Over the last 10 years, the Fund performed roughly in line with the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	10.19%	1.18%	2.86%
ETF Shares Market Price	10.27%	1.17%	2.85%
Bloomberg U.S. 5–10 Year Corporate Bond Index	10.23%	1.27%	2.94%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 52,296,000,000
Holdings Count | Holding	2,201
Advisory Fees Paid, Amount	$ 908,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$52,296
Number of Portfolio Holdings	2,201
Portfolio Turnover Rate	72%
Total Investment Advisory Fees (in thousands)	$908

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communications	7.0%
Consumer Discretionary	6.3%
Consumer Staples	6.5%
Energy	6.6%
Financials	31.1%
Health Care	9.3%
Industrials	6.2%
Materials	3.1%
Real Estate	5.5%
Technology	7.6%
Utilities	8.7%
U.S. Government and Agency Obligations	0.6%
Other Assets and Liabilities—Net	1.5%

C000080853 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Corporate Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VICSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Intermediate-Term Corporate Bond Index Fund performed roughly in line with the Bloomberg U.S. 5–10 Year Corporate Bond Index, its primary, expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Broadly, corporate bonds in the middle of the maturity range outpaced their shorter- and longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions outperformed those of utilities and industrial companies. By credit quality, lower-rated bonds did the best. And bonds with maturities between 7 and 10 years returned more than bonds with maturities between 5 and 7 years.
  Over the last 10 years, the Fund performed roughly in line with the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	9.88%	1.11%	2.82%
Bloomberg U.S. 5–10 Year Corporate Bond Index	10.23%	1.27%	2.94%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 52,296,000,000
Holdings Count | Holding	2,201
Advisory Fees Paid, Amount	$ 908,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$52,296
Number of Portfolio Holdings	2,201
Portfolio Turnover Rate	72%
Total Investment Advisory Fees (in thousands)	$908

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communications	7.0%
Consumer Discretionary	6.3%
Consumer Staples	6.5%
Energy	6.6%
Financials	31.1%
Health Care	9.3%
Industrials	6.2%
Materials	3.1%
Real Estate	5.5%
Technology	7.6%
Utilities	8.7%
U.S. Government and Agency Obligations	0.6%
Other Assets and Liabilities—Net	1.5%

C000080854 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Corporate Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VICBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Intermediate-Term Corporate Bond Index Fund performed roughly in line with the Bloomberg U.S. 5–10 Year Corporate Bond Index, its primary, expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Broadly, corporate bonds in the middle of the maturity range outpaced their shorter- and longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions outperformed those of utilities and industrial companies. By credit quality, lower-rated bonds did the best. And bonds with maturities between 7 and 10 years returned more than bonds with maturities between 5 and 7 years.
  Over the last 10 years, the Fund performed roughly in line with the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	9.88%	1.12%	2.84%
Bloomberg U.S. 5–10 Year Corporate Bond Index	10.23%	1.27%	2.94%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 52,296,000,000
Holdings Count | Holding	2,201
Advisory Fees Paid, Amount	$ 908,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$52,296
Number of Portfolio Holdings	2,201
Portfolio Turnover Rate	72%
Total Investment Advisory Fees (in thousands)	$908

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communications	7.0%
Consumer Discretionary	6.3%
Consumer Staples	6.5%
Energy	6.6%
Financials	31.1%
Health Care	9.3%
Industrials	6.2%
Materials	3.1%
Real Estate	5.5%
Technology	7.6%
Utilities	8.7%
U.S. Government and Agency Obligations	0.6%
Other Assets and Liabilities—Net	1.5%

C000195056 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Corporate Bond ETF
Class Name	ETF Shares
Trading Symbol	VTC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Corporate Bond ETF (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Total Corporate Bond ETF performed roughly in line with its expense-free benchmark index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Corporate bonds, with their yield spreads narrowing, outperformed both Treasuries and mortgage-backed securities.
  In the ETF’s benchmark index, bonds issued by financial institutions and utilities returned more than those issued by industrial companies.
  By maturity, bonds maturing in 5 to 20 years posted the strongest gains, which were in the double digits. By credit quality, lower-rated bonds performed better than higher-rated bonds.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 7, 2017, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/7/2017)
ETF Shares Net Asset Value	9.25%	0.57%	2.04%
ETF Shares Market Price	9.20%	0.53%	2.03%
Bloomberg U.S. Corporate Bond Index	9.29%	0.67%	2.13%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.30%

Performance Inception Date	Nov. 07, 2017
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,073,000,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$1,073
Number of Portfolio Holdings	4
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Vanguard Short-Term Corporate Bond ETF	37.7%
Vanguard Long-Term Corporate Bond ETF	33.8%
Vanguard Intermediate-Term Corporate Bond ETF	28.5%
Other Assets and Liabilities—Net	0.0%

C000080849 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Treasury Index Fund
Class Name	ETF Shares
Trading Symbol	VGLT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Treasury Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%.
  Yields of U.S. Treasuries fell across the maturity spectrum, with more movement at the shorter end of the yield curve. The broad U.S. investment-grade bond market returned 7.30%, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index.
  The highest total returns for Treasuries tended to be in the intermediate-term maturities. In general, Treasuries returned less than mortgage-backed securities and corporate bonds.
  Over the last 10 years, the Fund performed roughly in line with its benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	4.89%	-5.21%	0.64%
ETF Shares Market Price	4.73%	-5.22%	0.64%
Spliced Bloomberg U.S. Long Treasury Index	4.89%	-5.14%	0.70%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 19,111,000,000
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 307,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$19,111
Number of Portfolio Holdings	87
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$307

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
10 - 15 Years	2.2%
15 - 20 Years	40.4%
20 - 25 Years	19.1%
Over 25 Years	37.3%
Other Assets and Liabilities—Net	1.0%

C000080847 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Treasury Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VLGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Treasury Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%.
  Yields of U.S. Treasuries fell across the maturity spectrum, with more movement at the shorter end of the yield curve. The broad U.S. investment-grade bond market returned 7.30%, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index.
  The highest total returns for Treasuries tended to be in the intermediate-term maturities. In general, Treasuries returned less than mortgage-backed securities and corporate bonds.
  Over the last 10 years, the Fund performed roughly in line with its benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	4.83%	-5.24%	0.62%
Spliced Bloomberg U.S. Long Treasury Index	4.89%	-5.14%	0.70%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 19,111,000,000
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 307,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$19,111
Number of Portfolio Holdings	87
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$307

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
10 - 15 Years	2.2%
15 - 20 Years	40.4%
20 - 25 Years	19.1%
Over 25 Years	37.3%
Other Assets and Liabilities—Net	1.0%

C000080848 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Treasury Index Fund
Class Name	Institutional Shares
Trading Symbol	VLGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Treasury Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%.
  Yields of U.S. Treasuries fell across the maturity spectrum, with more movement at the shorter end of the yield curve. The broad U.S. investment-grade bond market returned 7.30%, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index.
  The highest total returns for Treasuries tended to be in the intermediate-term maturities. In general, Treasuries returned less than mortgage-backed securities and corporate bonds.
  Over the last 10 years, the Fund performed roughly in line with its benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	4.84%	-5.23%	0.65%
Spliced Bloomberg U.S. Long Treasury Index	4.89%	-5.14%	0.70%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 19,111,000,000
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 307,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$19,111
Number of Portfolio Holdings	87
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$307

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
10 - 15 Years	2.2%
15 - 20 Years	40.4%
20 - 25 Years	19.1%
Over 25 Years	37.3%
Other Assets and Liabilities—Net	1.0%

C000080858 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Corporate Bond Index Fund
Class Name	ETF Shares
Trading Symbol	VCLT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Long-Term Corporate Bond Index Fund performed roughly in line with the Bloomberg U.S. 10+ Year Corporate Bond Index, its primary, expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Broadly, corporate bonds in the middle of the maturity range outpaced their shorter- and longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions outperformed those of utilities and industrial companies. By credit quality, lower-rated bonds did the best. And bonds with maturities between 10 and 25 years returned more than bonds with maturities of more than 25 years.
  Over the last 10 years, the Fund performed roughly in line with the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	9.90%	-1.22%	2.65%
ETF Shares Market Price	9.80%	-1.21%	2.64%
Bloomberg U.S. 10+ Year Corporate Bond Index	9.94%	-1.13%	2.68%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 13,855,000,000
Holdings Count | Holding	2,954
Advisory Fees Paid, Amount	$ 177,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$13,855
Number of Portfolio Holdings	2,954
Portfolio Turnover Rate	33%
Total Investment Advisory Fees (in thousands)	$177

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communications	11.6%
Consumer Discretionary	5.8%
Consumer Staples	7.3%
Energy	9.3%
Financials	13.4%
Health Care	16.2%
Industrials	8.3%
Materials	3.3%
Real Estate	1.5%
Technology	8.5%
Utilities	12.7%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.9%

C000080856 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Corporate Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VLTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Long-Term Corporate Bond Index Fund performed roughly in line with the Bloomberg U.S. 10+ Year Corporate Bond Index, its primary, expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Broadly, corporate bonds in the middle of the maturity range outpaced their shorter- and longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions outperformed those of utilities and industrial companies. By credit quality, lower-rated bonds did the best. And bonds with maturities between 10 and 25 years returned more than bonds with maturities of more than 25 years.
  Over the last 10 years, the Fund performed roughly in line with the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	8.74%	-1.45%	2.54%
Bloomberg U.S. 10+ Year Corporate Bond Index	9.94%	-1.13%	2.68%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 13,855,000,000
Holdings Count | Holding	2,954
Advisory Fees Paid, Amount	$ 177,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$13,855
Number of Portfolio Holdings	2,954
Portfolio Turnover Rate	33%
Total Investment Advisory Fees (in thousands)	$177

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communications	11.6%
Consumer Discretionary	5.8%
Consumer Staples	7.3%
Energy	9.3%
Financials	13.4%
Health Care	16.2%
Industrials	8.3%
Materials	3.3%
Real Estate	1.5%
Technology	8.5%
Utilities	12.7%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.9%

C000080857 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Corporate Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VLCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Long-Term Corporate Bond Index Fund performed roughly in line with the Bloomberg U.S. 10+ Year Corporate Bond Index, its primary, expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Broadly, corporate bonds in the middle of the maturity range outpaced their shorter- and longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions outperformed those of utilities and industrial companies. By credit quality, lower-rated bonds did the best. And bonds with maturities between 10 and 25 years returned more than bonds with maturities of more than 25 years.
  Over the last 10 years, the Fund performed roughly in line with the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	8.82%	-1.42%	2.56%
Bloomberg U.S. 10+ Year Corporate Bond Index	9.94%	-1.13%	2.68%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 13,855,000,000
Holdings Count | Holding	2,954
Advisory Fees Paid, Amount	$ 177,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$13,855
Number of Portfolio Holdings	2,954
Portfolio Turnover Rate	33%
Total Investment Advisory Fees (in thousands)	$177

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communications	11.6%
Consumer Discretionary	5.8%
Consumer Staples	7.3%
Energy	9.3%
Financials	13.4%
Health Care	16.2%
Industrials	8.3%
Materials	3.3%
Real Estate	1.5%
Technology	8.5%
Utilities	12.7%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.9%

C000080852 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Corporate Bond Index Fund
Class Name	ETF Shares
Trading Symbol	VCSH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Short-Term Corporate Bond Index Fund performed roughly in line with the Bloomberg U.S. 1–5 Year Corporate Bond Index, its primary, expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Broadly, intermediate-term corporate bonds outpaced their shorter- and longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions outperformed those of utilities and industrial companies. By credit quality, lower-rated bonds did the best. And bonds with maturities between 3 and 5 years returned more than bonds with maturities between 1 and 3 years.
  Over the last 10 years, the Fund performed roughly in line with the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	7.99%	1.97%	2.29%
ETF Shares Market Price	8.03%	1.96%	2.29%
Bloomberg U.S. 1–5 Year Corporate Bond Index	8.02%	2.06%	2.38%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 42,152,000,000
Holdings Count | Holding	2,641
Advisory Fees Paid, Amount	$ 823,000
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$42,152
Number of Portfolio Holdings	2,641
Portfolio Turnover Rate	69%
Total Investment Advisory Fees (in thousands)	$823

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communications	5.2%
Consumer Discretionary	7.6%
Consumer Staples	5.5%
Energy	5.0%
Financials	40.1%
Health Care	8.2%
Industrials	6.5%
Materials	2.1%
Real Estate	4.0%
Technology	7.6%
Utilities	6.3%
U.S. Government and Agency Obligations	0.6%
Other Assets and Liabilities—Net	1.3%

C000080850 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Corporate Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VSCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Short-Term Corporate Bond Index Fund performed roughly in line with the Bloomberg U.S. 1–5 Year Corporate Bond Index, its primary, expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Broadly, intermediate-term corporate bonds outpaced their shorter- and longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions outperformed those of utilities and industrial companies. By credit quality, lower-rated bonds did the best. And bonds with maturities between 3 and 5 years returned more than bonds with maturities between 1 and 3 years.
  Over the last 10 years, the Fund performed roughly in line with the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	7.99%	1.94%	2.28%
Bloomberg U.S. 1–5 Year Corporate Bond Index	8.02%	2.06%	2.38%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 42,152,000,000
Holdings Count | Holding	2,641
Advisory Fees Paid, Amount	$ 823,000
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$42,152
Number of Portfolio Holdings	2,641
Portfolio Turnover Rate	69%
Total Investment Advisory Fees (in thousands)	$823

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communications	5.2%
Consumer Discretionary	7.6%
Consumer Staples	5.5%
Energy	5.0%
Financials	40.1%
Health Care	8.2%
Industrials	6.5%
Materials	2.1%
Real Estate	4.0%
Technology	7.6%
Utilities	6.3%
U.S. Government and Agency Obligations	0.6%
Other Assets and Liabilities—Net	1.3%

C000080851 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Corporate Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VSTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Short-Term Corporate Bond Index Fund performed roughly in line with the Bloomberg U.S. 1–5 Year Corporate Bond Index, its primary, expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Broadly, intermediate-term corporate bonds outpaced their shorter- and longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions outperformed those of utilities and industrial companies. By credit quality, lower-rated bonds did the best. And bonds with maturities between 3 and 5 years returned more than bonds with maturities between 1 and 3 years.
  Over the last 10 years, the Fund performed roughly in line with the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	7.95%	1.96%	2.29%
Bloomberg U.S. 1–5 Year Corporate Bond Index	8.02%	2.06%	2.38%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 42,152,000,000
Holdings Count | Holding	2,641
Advisory Fees Paid, Amount	$ 823,000
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$42,152
Number of Portfolio Holdings	2,641
Portfolio Turnover Rate	69%
Total Investment Advisory Fees (in thousands)	$823

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communications	5.2%
Consumer Discretionary	7.6%
Consumer Staples	5.5%
Energy	5.0%
Financials	40.1%
Health Care	8.2%
Industrials	6.5%
Materials	2.1%
Real Estate	4.0%
Technology	7.6%
Utilities	6.3%
U.S. Government and Agency Obligations	0.6%
Other Assets and Liabilities—Net	1.3%

C000080861 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mortgage-Backed Securities Index Fund
Class Name	ETF Shares
Trading Symbol	VMBS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mortgage-Backed Securities Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Mortgage-Backed Securities Index Fund performed roughly in line with the return of its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Broadly, bonds at the lower end of the investment-grade spectrum posted higher returns than those with higher credit ratings. By duration, the highest total returns tended to be in the medium-term maturities. By sector, mortgage-backed securities fell in the middle among returns.
  The average interest rate for 30-year fixed-rate mortgages fell from 7.18% for the week ended August 31, 2023, to 6.35% for the week ended August 29, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	7.49%	-0.19%	1.19%
ETF Shares Market Price	7.38%	-0.19%	1.19%
Bloomberg U.S. MBS Float Adjusted Index	7.48%	-0.08%	1.28%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 19,829,000,000
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 372,000
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$19,829
Number of Portfolio Holdings	94
Portfolio Turnover Rate	79%
Total Investment Advisory Fees (in thousands)	$372

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
0 - 10 Years	1.6%
10 - 20 Years	13.0%
20 - 30 Years	82.1%
30 - 40 Years	2.5%
Other Assets and Liabilities—Net	0.8%

C000080859 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mortgage-Backed Securities Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VMBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mortgage-Backed Securities Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Mortgage-Backed Securities Index Fund performed roughly in line with the return of its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Broadly, bonds at the lower end of the investment-grade spectrum posted higher returns than those with higher credit ratings. By duration, the highest total returns tended to be in the medium-term maturities. By sector, mortgage-backed securities fell in the middle among returns.
  The average interest rate for 30-year fixed-rate mortgages fell from 7.18% for the week ended August 31, 2023, to 6.35% for the week ended August 29, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	7.47%	-0.21%	1.17%
Bloomberg U.S. MBS Float Adjusted Index	7.48%	-0.08%	1.28%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 19,829,000,000
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 372,000
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$19,829
Number of Portfolio Holdings	94
Portfolio Turnover Rate	79%
Total Investment Advisory Fees (in thousands)	$372

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
0 - 10 Years	1.6%
10 - 20 Years	13.0%
20 - 30 Years	82.1%
30 - 40 Years	2.5%
Other Assets and Liabilities—Net	0.8%

C000080860 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mortgage-Backed Securities Index Fund
Class Name	Institutional Shares
Trading Symbol	VMBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mortgage-Backed Securities Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Mortgage-Backed Securities Index Fund performed roughly in line with the return of its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Broadly, bonds at the lower end of the investment-grade spectrum posted higher returns than those with higher credit ratings. By duration, the highest total returns tended to be in the medium-term maturities. By sector, mortgage-backed securities fell in the middle among returns.
  The average interest rate for 30-year fixed-rate mortgages fell from 7.18% for the week ended August 31, 2023, to 6.35% for the week ended August 29, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	7.50%	-0.19%	1.19%
Bloomberg U.S. MBS Float Adjusted Index	7.48%	-0.08%	1.28%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 19,829,000,000
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 372,000
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$19,829
Number of Portfolio Holdings	94
Portfolio Turnover Rate	79%
Total Investment Advisory Fees (in thousands)	$372

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
0 - 10 Years	1.6%
10 - 20 Years	13.0%
20 - 30 Years	82.1%
30 - 40 Years	2.5%
Other Assets and Liabilities—Net	0.8%